Income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	7 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation allowance percentage		100.00%
Minimum distribution percentage of REIT taxable income	90.00%	90.00%
Net Operating Loss Carry-Forwards		$ 19
Accrued Expenses		16
Gross Deferred Tax Asset		35
Valuation Allowance		(35)
Net Deferred Tax Asset		$ 0